SCHEDULE OF FAIR VALUE OF THE CONVERTIBLE NOTES (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Platform Operator, Crypto Asset [Line Items]
Convertible notes
Repayment of Note	(3,032,645)
Convertible notes	4,739,965
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Convertible notes
Fair value at issuance	3,000,000
Paid in kind Interest	193,950
OID amortized	637,606
Repayment of Note	(3,032,645)
Change in fair value	196,980
Convertible notes	$ 995,891